                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10569

                               Legacy Funds Group
               (Exact name of registrant as specified in charter)

   First Financial Capital Advisors LLC, 300 High Street, Hamilton, Ohio 45012
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 494-8510

Date of fiscal year end: 4/30/06

Date of reporting period: 1/31/06

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGACY FUNDS GROUP
CORE BOND FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
CORPORATE BONDS (43.5%)
AEROSPACE/DEFENSE (0.6%)
General Dynamics Corp., 4.50%, 8/15/10                   1,000,000   $   980,320
                                                                     -----------
BANKING, FINANCE & INSURANCE (23.6%)
American International Group, Inc., 4.25%, 5/15/13       1,000,000       940,132
Bank of America Corp., 4.75%, 8/15/13                    1,500,000     1,458,950
Bank of New York Co., Inc., 3.625%, 1/15/09              2,000,000     1,924,848
Bank One Corp., 6.00%, 2/17/09                           1,000,000     1,020,199
BankAmerica Corp., 7.125%, 3/1/09                        1,000,000     1,058,725
Capital One Bank, 4.25%, 12/1/08                           500,000       487,969
Caterpillar Finance, 3.45%, 1/15/09                      1,000,000       957,275
Caterpillar Financial Services Corp., 5.95%, 5/1/06        250,000       250,701
Caterpillar Financial Services Corp., 3.625%, 11/15/07   1,000,000       977,114
Caterpillar Financial Services Corp., 4.30%, 6/1/10      1,000,000       969,847
Citigroup, Inc., 5.75%, 5/10/06                          1,818,000     1,822,605
Citigroup, Inc., 5.50%, 8/9/06                           1,000,000     1,003,483
Citigroup, Inc., 3.875%, 11/3/08                         2,000,000     1,936,953
Citigroup, Inc., 3.625%, 2/9/09                          1,000,000       962,172
Citigroup, Inc., 4.75%, 12/15/10                         1,000,000       981,354
Credit Suisse USA, Inc., 5.875%, 8/1/06                  1,819,000     1,827,733
Fifth Third Bank, 2.70%, 1/30/07                         1,000,000       976,544
Fifth Third Bank, 3.375%, 8/15/08                        2,000,000     1,924,844
General Electric Capital Corp., 2.875%, 9/15/06            500,000       492,629
General Electric Capital Corp., 4.625%, 9/15/09          1,000,000       986,923
General Electric Capital Corp., 5.875%, 2/15/12          2,000,000     2,079,337
General Electric Capital Corp., 4.00%, 12/15/13            500,000       456,172
Goldman Sachs Group, Inc., 4.125%, 1/15/08               1,000,000       983,102
Goldman Sachs Group, Inc., 5.70%, 9/1/12                 2,000,000     2,037,725
Goldman Sachs Group, Inc., 4.75%, 7/15/13                1,000,000       959,983
Huntington National Bank, 4.90%, 1/15/14                 1,000,000       969,743
International Lease Finance Corp., 4.50%, 5/1/08         1,000,000       987,376
John Deere Capital Corp., 3.75%, 1/13/09                 1,000,000       965,904
JP Morgan Chase & Co., 5.25%, 5/30/07                    1,000,000     1,003,018
Morgan Stanley, 5.30%, 3/1/13                              500,000       498,346
Morgan Stanley, 6.60%, 4/1/12                            1,150,000     1,225,346
Nuveen Investments, 5.00%, 9/15/10                         500,000       489,945
SLM Corp., 4.00%, 1/15/09                                1,000,000       968,941
SLM Corp., 4.50%, 7/26/10                                  500,000       485,891
Textron Financial Corp., 5.125%, 2/3/11                  1,000,000       999,650
Washington Mutual, Inc., 5.00%, 3/22/12                  1,000,000       980,085
Wells Fargo Co., 3.50%, 4/4/08                           1,000,000       970,834
                                                                     -----------
                                                                      40,022,398
                                                                     -----------

BUILDING - RESIDENTIAL & COMMERCIAL (0.6%)
Centex Corp., 4.875%, 8/15/08                            1,000,000       987,381
                                                                       ---------
ENERGY (0.3%)
Tennessee Valley Authority, 5.375%, 11/13/08               500,000       507,524
                                                                       ---------
FOOD & BEVERAGES (1.1%)
McDonald's Corp., 5.95%, 1/15/08                           909,000       923,569
Pepsico, Inc., 3.20%, 5/15/07                            1,000,000       980,602
                                                                       ---------
                                                                       1,904,171
                                                                       ---------
INDUSTRIAL GOODS & SERVICES (3.4%)
Alcan, Inc., 5.20%, 1/15/14                                100,000        98,401
Boeing Co., 8.10%, 11/15/06                              1,160,000     1,187,245
Cargill, Inc., 6.25%, 5/1/06 (a)                           409,000       410,450
Cargill, Inc., 6.60%, 7/30/07                              500,000       510,166
Cytec Industries, Inc., 5.50%, 10/1/10                   1,000,000       977,863
Ingersoll-Rand Co., 6.25%, 5/15/06                       1,000,000     1,003,954
Weyerhaeuser Co., 6.75%, 3/15/12                           500,000       527,958
Worthington Industries, Inc., 7.125%, 5/15/06            1,000,000     1,005,433
                                                                       ---------
                                                                       5,721,470
                                                                       ---------
MEDICAL INSTRUMENTS (0.3%)
Medtronic, Inc., 4.375%, 9/15/10                           500,000       488,038
                                                                       ---------
MULTIMEDIA (0.3%)
Walt Disney Co., 5.80%, 10/27/08                           500,000       505,739
                                                                       ---------
PAPER AND RELATED PRODUCTS (0.6%)
Kimberly - Clark Corp., 4.875%, 8/15/15                  1,000,000       980,942
                                                                       ---------
PERSONAL CARE (2.3%)
Avon Products, Inc., 6.55%, 8/1/07                         500,000       510,292
Clorox Co., 4.20%, 1/15/10                               1,000,000       963,178
Procter & Gamble Co., 3.50%, 12/15/08                    1,000,000       962,654
Procter & Gamble Co., 6.875%, 9/15/09                      464,000       493,567
Procter & Gamble Co., 4.95%, 8/15/14                     1,000,000       992,067
                                                                       ---------
                                                                       3,921,758
                                                                       ---------
PHARMACEUTICALS (3.8%)
Abbott Laboratories, 5.625%, 7/1/06                      1,818,000     1,824,474
Abbott Laboratories, 4.35%, 3/15/14                        500,000       475,624
American Home Products, 6.95%, 3/15/11                   2,000,000     2,152,100
Eli Lilly & Co., 5.50%, 7/15/06                            909,000       912,195
GlaxoSmithKline Capital, 2.375%, 4/16/07                   250,000       242,584
Wyeth, 5.50%, 2/1/14                                     1,000,000     1,007,065
                                                                       ---------
                                                                       6,614,042
                                                                       ---------
PIPELINES (0.6%)
Kinder Morgan Finance, 5.35%, 1/5/11                     1,000,000       985,100
                                                                       ---------
RETAIL (3.1%)
Target Corp., 5.40%, 10/1/08                             2,000,000     2,027,013
Wal-Mart Stores, Inc., 4.125%, 7/1/10                      900,000       870,123
Wal-Mart Stores, Inc., 4.125%, 2/15/11                   1,000,000       962,565
Wal-Mart Stores, Inc., 4.50%, 7/1/15                     1,500,000     1,429,133
                                                                       ---------
                                                                       5,288,834
                                                                       ---------
SOFTWARE (0.6%)

Oracle Corp., 5.00%, 1/15/11 (a)                          1,000,000      991,334
                                                                      ----------
TELECOMMUNICATIONS (2.3%)
Bellsouth Telecommunications, 5.00%, 10/15/06               909,000      908,759
Comcast Corp., 5.30%, 1/15/14                             1,000,000      970,396
New York Telephone Co., 6.00%, 4/15/08                      500,000      503,749
SBC Communications, Inc., 4.125%, 9/15/09                   500,000      481,553
SBC Communications, Inc., 5.10%, 9/15/14                  1,000,000      969,512
                                                                      ----------
                                                                       3,833,969
                                                                      ----------
TOTAL CORPORATE BONDS                                                 73,733,020
                                                                      ----------
U.S. TREASURY OBLIGATIONS (20.6%)
4.375%, 8/15/12                                           3,000,000    2,973,867
4.75%, 5/15/14                                            6,000,000    6,082,968
4.25%, 11/15/14                                           8,000,000    7,825,936
4.00%, 2/15/15                                            9,000,000    8,640,000
4.25%, 8/15/15                                            9,500,000    9,284,027
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS                                       34,806,798
                                                                      ----------
U.S. GOVERNMENT AGENCY SECURITIES (33.9%)
FANNIE MAE (16.0%)
3.25%, 1/15/08                                            1,000,000      971,840
2.50%, 6/15/08                                            6,000,000    5,696,778
4.00%, 9/2/08                                             3,000,000    2,935,893
5.25%, 1/15/09                                            4,000,000    4,052,156
3.75%, 4/16/09                                            1,000,000      968,546
3.55%, 6/17/10                                            1,000,000      949,805
5.375%, 11/15/11                                          5,000,000    5,132,880
5.25%, 8/1/12                                             3,000,000    3,020,511
4.625%, 5/1/13                                            3,500,000    3,389,733
                                                                      ----------
                                                                      27,118,142
                                                                      ----------
FEDERAL HOME LOAN BANK (14.7%)
6.375%, 8/15/06                                           3,275,000    3,303,443
3.75%, 8/15/07                                            1,000,000      984,347
6.75%, 8/15/07                                            4,000,000    4,113,292
5.875%, 11/15/07                                          2,635,000    2,683,181
3.375%, 2/15/08                                           1,000,000      972,604
5.80%, 9/2/08                                             1,000,000    1,021,520
5.865%, 9/2/08                                              600,000      615,606
5.885%, 3/30/09                                           1,000,000    1,031,435
3.00%, 4/29/09                                            2,000,000    1,968,730
4.25%, 11/13/09                                           3,000,000    2,938,281
3.50%, 7/29/11                                            1,000,000      987,507
4.875%, 11/15/11                                          4,320,000    4,315,218
                                                                      ----------
                                                                      24,935,164
                                                                      ----------
FREDDIE MAC (3.2%)
7.10%, 4/10/07                                            1,000,000    1,025,665
3.00%, 1/23/08                                            1,000,000      966,587
5.50%, 9/15/11                                            2,318,000    2,391,388
4.50%, 9/19/13                                            1,000,000      996,739
                                                                      ----------
                                                                       5,380,379
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               57,433,685
                                                                      ----------
INVESTMENT COMPANIES (1.2%)

Legacy Federal Money Fund (b)                           1,215,000      1,215,000
Munder Institutional Money Market Fund (b)                735,000        735,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                             1,950,000
                                                                    ------------
REPURCHASE AGREEMENT (0.4%)
Government Agency Repurchase                              743,084        743,084
                                                                    ------------
Agreement, 4.31%, 2/1/06 (Dated 1/31/06,
Collateralized by various U.S. Government
securities)
TOTAL REPURCHASE AGREEMENT                                               743,084
                                                                    ------------
TOTAL (COST $171,900,693) (c) - 99.6%                               $168,666,587
                                                                    ============

----------
Percentages indicated are based on net assets of $169,364,721.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Affiliate

(c) Cost for federal income tax purposes is $173,438,615. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation .........   $   298,053
Unrealized depreciation .........    (3,532,159)
                                    -----------
Net unrealized appreciation .....   $(3,234.106)
                                    ===========

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

LEGACY FUNDS GROUP
FEDERAL MONEY FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
U.S. GOVERNMENT AGENCY SECURITIES (78.7%)
FEDERAL FARM CREDIT BANK (33.1%)
3.70%, 2/1/06 **                                         1,615,000   $ 1,615,000
4.17%, 2/6/06 **                                         2,000,000     1,998,840
4.24%, 2/7/06 **                                         2,000,000     1,998,587
4.13%, 2/8/06 **                                         2,000,000     1,998,396
4.20%, 2/14/06 **                                          400,000       399,393
4.23%, 2/16/06 **                                        1,000,000       998,238
3.37%, 2/17/06 **                                          725,000       723,914
4.32%, 2/21/06 **                                        2,500,000     2,494,002
4.31%, 2/22/06 **                                        1,000,000       997,486
4.37%, 2/28/06 **                                        1,000,000       996,723
3.90%, 3/10/06 **                                        2,500,000     2,489,969
4.26%, 3/14/06 **                                        1,750,000     1,741,501
3.67%, 3/17/06 **                                          750,000       746,636
4.18%, 3/28/06 **                                        2,300,000     2,285,318
4.40%, 4/27/06 **                                        1,290,000     1,276,598
4.42%, 5/26/06 **                                          580,000       571,882
4.28%, 6/28/06 **                                          750,000       736,893
4.13%, 7/17/06 **                                          750,000       735,717
4.43%, 8/11/06 **                                        1,000,000       976,496
                                                                     -----------
                                                                      25,781,589
                                                                     -----------
FEDERAL HOME LOAN BANK (42.4%)
4.34%, 2/1/06 **                                         4,500,000     4,500,000
4.04%, 2/3/06 **                                         3,000,000     2,999,326
4.21%, 2/10/06 **                                        1,250,000     1,248,684
4.16%, 2/15/06 **                                        2,280,000     2,276,311
4.31%, 2/17/06 **                                        1,250,000     1,247,606
4.26%, 2/22/06 **                                        1,000,000       997,515
4.21%, 2/24/06 **                                        1,000,000       997,308
4.23%, 3/1/06 **                                         1,000,000       996,710
4.24%, 3/3/06 **                                         2,000,000     1,992,933
4.26%, 3/8/06 **                                         1,000,000       995,863
2.50%, 3/15/06                                           1,250,000     1,247,252
4.30%, 3/22/06 **                                        2,500,000     2,485,354
4.36%, 3/29/06 **                                        1,000,000       993,218
4.34%, 3/31/06 **                                        2,000,000     1,986,024
4.34%, 4/5/06 **                                         1,000,000       992,405
4.34%, 4/7/06 **                                         2,000,000     1,984,317
4.41%, 4/21/06 **                                        1,000,000       990,333
4.43%, 4/26/06 **                                        1,000,000       989,652
4.35%, 5/17/06 **                                          750,000       740,478
4.38%, 5/19/06 **                                        1,000,000       986,982
3.77%, 7/5/06 **                                           600,000       590,337
4.48%, 7/17/06 **                                          750,000       734,507
                                                                     -----------
                                                                      32,973,115
                                                                     -----------
TENNESSEE VALLEY AUTHORITY (3.2%)
4.19%, 2/9/06 **                                         1,500,000     1,498,603
4.35%, 3/9/06 **                                         1,000,000       995,650
                                                                     -----------

                                                                       2,494,253
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               61,248,957
                                                                     -----------
MASTER DEMAND NOTES (21.4%)
FEDERAL HOME LOAN BANK (21.4%)
4.16%, 2/12/06 *                                        16,700,000    16,700,000
                                                                     -----------
TOTAL MASTER DEMAND NOTES                                             16,700,000
                                                                     -----------
INVESTMENT COMPANY (0.2%)
Goldman Federal Money Market Fund, 4.03%                   141,195       141,195
                                                                     -----------
TOTAL INVESTMENT COMPANY                                                 141,195
                                                                     -----------
TOTAL (COST $78,090,152)  - 100.3%                                   $78,090,152
                                                                     ===========

----------
Percentages indicated are based on net assets of $77,857,497.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2006.

** Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate of the security.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

LEGACY FUNDS GROUP
MULTI-CAP CORE EQUITY FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS (97.3%)
CONSUMER DISCRETIONARY (11.5%)
Abercrombie & Fitch Co.                                    25,000   $  1,659,750
Black & Decker Corp.                                       90,000      7,767,000
Carnival Corp.                                            125,000      6,470,000
Dollar General Corp.                                      150,000      2,535,000
Liz Claiborne, Inc.                                       134,000      4,652,480
Magna International, Inc., Class A                         20,000      1,480,000
Mohawk Industries, Inc. (a)                                44,000      3,741,760
Omnicom Group, Inc.                                       130,000     10,632,700
                                                                    ------------
                                                                      38,938,690
                                                                    ------------
CONSUMER STAPLES (11.9%)
BJ's Wholesale Club, Inc. (a)                             161,000      5,174,540
Colgate-Palmolive Co.                                     143,000      7,849,270
Estee Lauder Co., Inc., Class A                           140,000      5,105,800
Kimberly-Clark Corp.                                      128,400      7,334,208
PepsiCo, Inc.                                             124,900      7,141,782
Procter & Gamble Co.                                      112,000      6,633,760
Sara Lee Corp.                                             60,000      1,096,800
                                                                    ------------
                                                                      40,336,160
                                                                    ------------
ENERGY (13.2%)
BP PLC - ADR                                              191,503     13,847,582
ConocoPhillips                                            250,000     16,175,000
Devon Energy Corp.                                        129,000      8,799,090
Marathon Oil Corp.                                         20,000      1,537,400
Royal Dutch Shell PLC - ADR                                66,000      4,495,260
                                                                    ------------
                                                                      44,854,332
                                                                    ------------
FINANCIAL (13.6%)
Bank of New York Co., Inc.                                194,000      6,171,140
Capital One Financial Corp.                               100,000      8,330,000
Cincinnati Financial Corp.                                 68,250      3,108,105
Citigroup, Inc.                                            24,000      1,117,920
Fifth Third Bancorp                                        51,000      1,916,070
Freddie Mac                                                25,000      1,696,500
JP Morgan Chase & Co.                                     175,000      6,956,250
MGIC Investment Corp.                                      60,000      3,960,600
Morgan Stanley                                            175,000     10,753,750
National City Corp.                                        65,700      2,245,626
                                                                    ------------
                                                                      46,255,961
                                                                    ------------
HEALTH CARE (12.4%)
Biomet, Inc.                                               95,000      3,591,950
Cardinal Health, Inc.                                      60,000      4,322,400
Health Management Associates, Inc.,                       249,900      5,252,898
Class A
Medtronic, Inc.                                           149,200      8,425,324
Pfizer, Inc.                                              300,000      7,704,000
Schering-Plough Corp.                                     130,000      2,489,500

Waters Corp. (a)                                           85,000      3,565,750
Wellpoint Health Networks, Inc. (a)                        86,000      6,604,800
                                                                    ------------
                                                                      41,956,622
                                                                    ------------
INDUSTRIALS (17.0%)
Cendant Corp.                                             180,000      3,013,200
Cintas Corp.                                              130,300      5,550,780
Equifax, Inc.                                             240,000      9,196,800
General Electric Co.                                      110,700      3,625,425
Honeywell International, Inc.                             210,000      8,068,200
Ingersoll Rand Co., Class A                               136,000      5,340,720
Jacobs Engineering Group, Inc. (a)                        140,800     11,738,496
NCI Building Systems, Inc. (a)                             90,000      4,563,000
Pitney Bowes, Inc.                                        120,400      5,145,896
Tyco International Ltd.                                    65,500      1,706,275
                                                                    ------------
                                                                      57,948,792
                                                                    ------------
INFORMATION TECHNOLOGY (14.7%)
Automatic Data Processing, Inc.                            48,500      2,131,090
CDW Corp.                                                  75,800      4,244,800
Cisco Systems, Inc. (a)                                   425,000      7,892,250
Dell, Inc. (a)                                             79,500      2,330,145
EMC Corp. (a)                                             155,000      2,077,000
FactSet Research Systems, Inc.                             65,000      2,592,200
First Data Corp.                                           90,000      4,059,000
FISERV, Inc. (a)                                           45,000      1,979,100
Intel Corp.                                               202,000      4,296,540
Jabil Circuit, Inc. (a)                                    68,000      2,747,200
Lexmark International, Inc. (a)                            57,000      2,768,490
Mantech International Corp. (a)                            80,000      2,236,800
Microsoft Corp.                                           158,000      4,447,700
NVIDIA Corp. (a)                                           70,000      3,147,200
Oracle Corp. (a)                                          240,000      3,016,800
                                                                    ------------
                                                                      49,966,315
                                                                    ------------
MATERIALS (2.1%)
Ferro Corp.                                               235,000      4,622,450
Sigma-Aldrich Corp.                                        40,000      2,595,200
                                                                    ------------
                                                                       7,217,650
                                                                    ------------
TELECOM SERVICES (0.5%)
Verizon Communications, Inc.                               50,000      1,583,000
                                                                    ------------
UTILITIES (0.4%)
American Electric Power Co., Inc.                          39,200      1,462,944
                                                                    ------------
TOTAL COMMON STOCKS                                                  330,520,466
                                                                    ------------
INVESTMENT COMPANIES (2.0%)
Legacy Federal Money Fund (b)                           4,450,000      4,450,000
Munder Institutional Money Market Fund (b)              2,380,000      2,380,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                             6,830,000
                                                                    ------------
REPURCHASE AGREEMENT (0.7%)
Government Agency Repurchase
Agreement, 4.31%, 2/1/06 (Dated 1/31/06,
Collateralized by various U.S. Government
securities)                                             2,377,071      2,377,071
                                                                    ------------

TOTAL REPURCHASE AGREEMENT                                             2,377,071
                                                                    ------------
TOTAL (COST $213,585,989) (c) - 100.0%                              $339,727,537
                                                                    ============

----------
Percentages indicated are based on net assets of $339,644,535.


(a)  Represents non-income producing securities.

(b)  Affiliate

(c) Cost for federal income tax purposes is $213,585,989. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation ......   $129,970,894
Unrealized depreciation ......     (3,829,346)
                                 ------------
Net unrealized appreciation ..   $126,141,548
                                 ============

ADR - American Depositary Receipt

PLC - Public Liability Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                               LEGACY FUNDS GROUP

                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

1.   ORGANIZATION:

     The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

     The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

     Each Class A and Trust Class share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

     Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     The Multi-Cap Core Equity Fund's and The Core Bond Fund's investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occuring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received

                               LEGACY FUNDS GROUP

                                JANUARY 31, 2006
                                   (UNAUDITED)

     from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of January 31, 2006.

REPURCHASE AGREEMENTS:

     Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Reserve/Treasury book-entry system. All repurchase agreements are collateralized by U.S. Treasury or U.S. Government securities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

     The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

ITEM 2. CONTROLS AND PROCEDURES.

     (A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Legacy Funds Group


By (Signature and Title) /s/ Trent Statczar
                         ----------------------------------------
                         Trent Statczar, Treasurer

Date March 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent Statczar
                         ----------------------------------------
                         Trent Statczar, Treasurer

Date March 27, 2006


By (Signature and Title) /s/ Mark W. Immelt
                         ----------------------------------------
                         Mark W. Immelt, President

Date March 30, 2006